Other operational gain:	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Other operational gain:

15.             Other operational gain:

During the six-month period ended June 30, 2026, the Company recorded a gain of $3,161 under “Other Operational Gain” in the unaudited interim condensed consolidated income statement. This gain includes: (a) $194 from the sale of equity in Interchart (Note 4), (b) $2,191 derived from various insurance claims and (c) $776 related to the write-off of previously accrued expenses and liabilities that are no longer expected to be settled. During the six-month period ended June 30, 2025, the Company recorded a gain of $13,727 under “Other Operational Gain” in the unaudited interim condensed consolidated income statement. This gain includes: (a) insurance proceeds of $2,298 pursuant to a war risk insurance policy in connection with the prolonged detainment of one of the Company’s vessels in Ukraine in 2022; (b) the extinguishment of a $4,066 liability related to a supplier that the Company no longer expects to require settlement; (c) the reversal of previously accrued expenses totaling $5,200, following the Company’s determination that no further invoices would be received to settle these accruals; and (d) $2,163 derived from various insurance claims.